Finance Income and Finance Costs	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Finance Income and Finance Costs
(22) Finance Income and Finance Costs
Finance income and finance costs for the years ended March 31, 2021, 2022 and 2023 consist of the following:

	Yen (millions)
	2021	2022	2023
Interest income:
Financial assets measured at amortized cost	¥18,146	¥22,847	¥69,217
Financial assets measured at fair value through other comprehensive income	196	185	497
Financial assets measured at fair value through profit or loss	1,463	2,595	3,357

Total	19,805	25,627	73,071

Interest expense:
Financial liabilities measured at amortized cost	(12,269)	(15,706)	(34,065)
Other	(1,608)	(1,161)	(2,047)

Total	(13,877)	(16,867)	(36,112)

Other, net:
Dividends received:
Financial assets measured at fair value through other comprehensive income	3,372	4,777	6,150
Financial assets measured at fair value through profit or loss	0	—	—
Gains (losses) on derivatives:
Financial assets and financial liabilities measured at fair value through profit or loss	15,102	(77,789)	(92,144)
Gains (losses) on foreign exchange	(26,163)	68,033	47,705
Other	(17,128)	(7,335)	(17,319)

Total	(24,817)	(12,314)	(55,608)

Total	¥(18,889)	¥(3,554)	¥(18,649)